Convertible Loans and Shareholder Loans (Details)		1 Months Ended																				6 Months Ended				12 Months Ended
	Jun. 30, 2024 shares	Oct. 31, 2024 CNY (¥)	Aug. 31, 2024 CNY (¥) shares	May 31, 2024 CNY (¥) shares	Nov. 30, 2023 CNY (¥) shares	Nov. 30, 2023 USD ($) shares	Aug. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($) $ / shares	Sep. 30, 2021 HKD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 HKD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 HKD ($)	Jan. 31, 2019 USD ($) $ / shares	Jan. 31, 2019 HKD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	May 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2023 HKD ($)	Jun. 30, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 HKD ($)	May 31, 2022 CNY (¥)	May 31, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 HKD ($)	Sep. 30, 2021 USD ($) $ / shares	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 HKD ($)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2019 HKD ($)
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																										¥ 10,076,081		¥ 14,336,844
Repaid amount (in Dollars)																										541,306	$ 74,159	3,482,300
Current liability at amortized cost																						¥ 66,017,666				84,342,862		26,150,243			$ 9,215,711
Current liability at amortized cost																										3,500,000		3,541,350
Percentage of price per share Qualified IPO					2.00%	2.00%
Extinguishment gain (loss)																												(10,440,057)
Total revenue																						111,909,938	$ 15,622,025	¥ 122,898,716	¥ 89,424,807	273,333,957	$ 37,446,599	205,481,904		179,586,066
Non-current liability																						¥ 10,405,554				10,405,554		10,405,554			$ 1,452,559
Fair value carrying amount																										¥ 1,169,693		3,741,553				$ 162,720		$ 518,211
January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																																							$ 15,700,000				$ 15,700,000				$ 15,700,000		$ 23,500,000
Interest rate percentage													8.00%				8.00%	6.00%	6.00%	12.00%	12.00%					8.00%	8.00%
Convertible shares (in Dollars) | $													$ 1						$ 1		$ 1
Convertible preferred share price (in Dollars per share) | $ / shares																	$ 37.92	$ 57.12		$ 63.2
Minimum ordinary shares value (in Dollars) | $																				$ 400,000,000
Repaid amount (in Dollars) | $															$ 7,800,000
Fair value of new debt instruments																										¥ 2,900,000						$ 500,000
Repayment of the indebtedness (in Dollars) | $										$ 20,000,000																																$ 20,000,000
Percentage of interest per annum										8.00%																													8.00%			8.00%	8.00%
Current liability at amortized cost																										14,538,200		14,227,340
November 2020 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																$ 700,000
Interest rate percentage																8.00%
Current liability at amortized cost																										5,031,880		4,957,890
February 2021 Shareholders Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Interest rate percentage															8.00%
Current liability at amortized cost																																																¥ 6,891,043
Current liability at amortized cost																										¥ 64,772,782		56,928,815
August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 8,500,000																																								¥ 12,000,000	$ 1,900,000
Conversion price per share (in Dollars per share) | $ / shares												$ 11.68																							$ 3.5											$ 19.84
Percentage of interest per annum												0.00%																																	0.00%	0.00%
Minimum shares value (in Dollars) | $												$ 210,000,000		$ 300,000,000
Percentage of price per share Qualified IPO											80.00%	80.00%
March 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Extinguishment gain (loss)					4,000,000
May 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																																								¥ 3,500,000	$ 500,000
Conversion price per share (in Dollars per share) | $ / shares																																									$ 13.5552
Percentage of interest per annum																																								0.00%	0.00%
August 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan				¥ 4,100,000
Conversion price per share (in Dollars per share) | $ / shares																																$ 11.68	$ 5.1
Percentage of interest per annum												8.00%
Minimum shares value (in Dollars) | $																											$ 210,000,000
Percentage of price per share Qualified IPO																										90.00%	90.00%
Convertible shares (in Shares) | shares				111,704
Principal amount											¥ 3,500,000	$ 500,000
Revenue																												900,000,000
Percentage of price per share product																										90.00%	90.00%
Total revenue																												900,000,000
December 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan									¥ 7,000,000																					7,000,000								$ 1,000,000
Interest rate percentage									8.00%
Conversion price per share (in Dollars per share) | $ / shares																																		$ 11.68
Current liability at amortized cost																												¥ 6,354,057
Minimum shares value (in Dollars) | $																													$ 210,000,000
Initial public offering price percentage																												90.00%						90.00%
Convertible Loan																										¥ 8,678,280		¥ 7,082,700				$ 1,207,262		$ 1,000,000
Fair value carrying amount																										¥ 26,751		187,337				3,665		26,450
December 2022 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $										$ 2,000,000
Interest rate percentage										8.00%
Current liability at amortized cost									¥ 13,929,200																					¥ 13,929,200
May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					6,000,000			¥ 6,100,000																											$ 800,000		$ 900,000
Minimum ordinary shares value (in Dollars) | $																											$ 210,000,000
Conversion price per share (in Dollars per share) | $ / shares																																			$ 3.4
Extinguishment gain (loss)					¥ 30,000.00	$ 5,000.000
Conversion price individual equal percentage																										60.00%	60.00%
Other payables																												2,453,738
Non-current liability																										¥ 1,424,552		1,424,552
August 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan							¥ 800,000
Interest rate percentage							12.00%
Conversion price per share (in Dollars per share) | $ / shares																																			$ 3.4
Convertible shares (in Shares) | shares					12,616	12,616
Conversion price individual equal percentage																										70.00%	70.00%
November 2023 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | $																																			$ 750,000
August & October 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan		¥ 10,600,000	¥ 10,600,000																							¥ 10,800,000
Interest rate percentage		8.00%	8.00%
Convertible shares (in Shares) | shares																										7,035,501	7,035,501
Conversion price individual equal percentage																										70.00%	70.00%
Conversion price per share (in Dollars per share) | $ / shares																											$ 0.3
Conversion of trading days																										5	5
December 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																										¥ 8,700,000
Interest rate percentage																										8.00%	8.00%
Current liability at amortized cost																										¥ 8,651,529
Conversion price individual equal percentage																										70.00%	70.00%
Conversion price per share (in Dollars per share) | $ / shares																											$ 0.12
Conversion of trading days																										5	5
Convertible Loan																												3,541,350						500,000
Fair value carrying amount																												377,742						53,333
Fourth Amendment [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Fair value of new debt instruments																										5,900,000						900,000
Convertible Loans [Member] | December 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible Loan
Fair value carrying amount
Convertible Loans [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 800,000																				¥ 800,000
Convertible Loans [Member] | December 2024 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Fair value carrying amount																										¥ 254,858		¥ 72,981				$ 35,454		$ 10,304
Minimum [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																$ 1.9
Minimum [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Interest rate percentage								12.00%
Maximum [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																$ 2.2
Maximum [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Interest rate percentage								17.29%
Class A Ordinary Shares [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible shares (in Shares) | shares	5,970,683		7,035,501		340,365	340,365																				39,050,114	39,050,114
Class A Ordinary Shares [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																																												$ 10.64
Total subscription price (in Dollars) | $																																												$ 2,405,964
Class A Ordinary Shares [Member] | May & June 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 2,700,000																															$ 900,000
Convertible shares (in Shares) | shares					148,520	148,520
Series B 2 Redeemable Convertible Preferred Shares [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion amount					¥ 8,500,000
IPO [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Minimum ordinary shares value (in Dollars) | $																		$ 400,000,000
IPO [Member] | December 2022 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Percentage of price per share product																												90.00%	90.00%
IPO [Member] | August 2023 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan					¥ 300,000
Conversion price per share (in Dollars per share) | $ / shares																																			$ 3.97
Convertible shares (in Shares) | shares					18,029	18,029
Principal amount | $						$ 500,000
Conversion price individual equal percentage																										60.00%	60.00%